EQUITY INCENTIVES	12 Months Ended
Dec. 31, 2015
EQUITY INCENTIVES
EQUITY INCENTIVES

NOTE 9 — EQUITY INCENTIVES

In 2006, the Board and shareholders of the Company approved the 2006 Equity Incentive Plan (“2006 Plan”) that replaced the 2003 Equity Incentive Plan (“2003 Plan”).  In May 2010, our shareholders approved an amendment to the 2006 Plan increasing the number of shares that may be issued under the plan by 4,500,000 shares to 9,600,000 shares.  The 2006 Plan authorizes the Board, or a committee of the Board, to issue or transfer up to an aggregate of 9,600,000 shares of common stock, of which 1,388,498 remain available for issuance as of December 31, 2015.  Awards under the 2006 Plan may include incentive stock options, non-statutory stock options, restricted stock units, restricted stock awards, and stock appreciation rights (“SARs”).  At the option of the Board, SARs may be settled with cash, shares, or a combination of cash and shares.  The Company settles the exercise of other stock-based compensation with newly issued common shares.

Stock-based compensation cost is estimated at the grant date based on the award’s fair value as calculated by the Black-Scholes option pricing model and is recognized as compensation ratably on a straight-line basis over the requisite vesting/service period.  As of December 31, 2015, there was $1.0 million of total unrecognized compensation cost related to share-based compensation arrangements, which is expected to be recognized over a weighted-average period of 2.4 years.

Stock Options and Stock Appreciation Rights

All stock options and SARs are approved by the Board of Directors prior to or on the date of grant.  Stock options and SARs are granted at an exercise price equal to or greater than the Company’s closing stock price on the date of grant.  Both award types vest over a period of zero to three years with a contractual term of five years after vesting.  The Company estimates the fair value of stock options and SARs using the Black-Scholes valuation model.  Key inputs and assumptions used to estimate the fair value of stock options and SARs include the grant price of the award, expected option term, volatility of the Company’s stock, the risk-free rate and the Company’s dividend yield.  The following table presents the weighted-average assumptions used in the valuation and the resulting weighted-average fair value per option or SAR granted:

For the Year Ended December 31:	2015	2014	2013
Expected Life *	3.5 to 6.0 years	3.5 to 6.0 years	3.5 to 6.0 years
Interest Rate+	0.36% to 1.37%	0.58% to 1.37%	0.36% to 1.37%
Volatility **+	62.04% to 85.97%	70.31% to 92.76%	62.04% to 87.82%
Dividend Yields	—	—	—
Weighted Average Fair Value of Stock Appreciation Rights Granted During the Year	$—	$—	$2.74

*   The expected life is the number of years that the Company estimates, based upon history, that options or SARs will be outstanding prior to exercise or forfeiture.

** The Company’s estimates of expected volatility are principally based on the historic volatility of the Company’s common stock over the most recent period commensurate with the estimated expected life of the Company’s stock options and other relevant factors.

+   The interest rate and volatility used by the Company in calculating stock compensation expense represent the values in effect at the date of grant for all awards.

At December 31, 2015, the aggregate intrinsic value of outstanding and exercisable (fully vested) options and SARs was nil and had a weighted-average remaining contractual term of 1.5 years.  The total intrinsic value of both options and SARs exercised during the years ended December 31, 2015, 2014 and 2013 was nil in all years.

Restricted Stock Units and Stock Awards

Grants of restricted stock units and stock awards (“Stock Awards”) have been granted as performance based or earned over a required service period to officers and employees, or to Board members and the Company Secretary without any service requirement. Time based grants for officers and employees generally vest and stock is received without restriction to the extent of one-third of the granted stock for each year following the date of grant.  Performance based grants are recognized as compensation based on the probable outcome of achieving the performance condition.  Stock Awards issued to members of the Board and the Company Secretary that are fully vested at the time of issue are recognized as compensation upon grant of the award.

The compensation expense recognized by the Company for Stock Awards is based on the closing market price of the Company’s common stock on the date of grant.  For the years ended December 31, 2015, 2014 and 2013 the weighted-average grant date fair value for Stock Awards was $0.49,  $1.42, and $1.82, respectively.  The total fair value of stock awards vested during 2015 and 2014 is $0.5 million and $0.4 million, respectively.

Summary of Equity Incentive Awards

The following table summarizes activity under the Plans during the year ended December 31, 2015:

	Stock Options		SARs		Stock Awards
	Weighted		Weighted	Number	Weighted
	Average		Average	of Shares	Average
	Exercise	Number of Shares	Strike	Under	Grant	Number of
	Price	Under Option	Price	Option	Price	Shares
Balance at January 1, 2015	$7.25	271,112	$2.76	1,923,144	$2.73	1,723,328
Awards Granted	—	—	—	—	0.49	1,660,000
Awards Exercised or Earned	—	—	—	—	1.38	(1,590,643)
Awards Forfeited	6.40	(150,000)	2.73	(288,476)	3.26	(134,012)
Awards Expired	8.26	(76,110)	1.36	(232,482)	—	—
Balance at December 31, 2015	$8.36	45,002	2.93	1,402,186	1.73	1,658,673

Exercisable at December 31, 2015	$8.36	45,002	2.07	343,750

A summary of the status of the non-vested awards as of December 31, 2015 and changes during the year ended December 31, 2015 is presented below.

	Stock Options		SARs		Stock Awards
	Weighted		Weighted	Number	Weighted
	Average		Average	of Shares	Average
	Fair	Number of Shares	Fair	Under	Fair	Number of
	Value	Under Option	Value	Option	Value	Shares
Balance at January 1, 2015	$6.40	150,000	$3.14	1,369,758	$2.73	1,723,328
Awards Granted	—	—	—	—	0.49	1,660,000
Awards Vested or Earned	—	—	2.14	(22,846)	1.38	(1,590,643)
Awards Forfeited	6.40	(150,000)	2.73	(288,476)	3.26	(134,012)
Balance at December 31, 2015	$—	—	3.21	1,058,436	1.73	1,658,673

Compensation Cost Recognized and Capitalized Related to Equity Incentives

The following table summarizes the compensation cost recognized and capitalized related to equity incentives:

Summary of Compensation Cost Recognized and
Capitalized related to Equity Incentives for the
Year Ended December 31 (in thousands):	2015	2014	2013
Stock Options*	$(431)	$—	$—
SARs
Performance based	(136)	382	417
Vesting over time	5	34	146
Stock Awards:
Performance based*	454	1,160	810
Vesting over time	119	450	933
Board of Directors and Secretary	104	135	601
Total	$115	$2,161	$2,907
Included in:
Capitalized as Development	155	443	1,078
Expensed	(40)	1,718	1,829
	$115	$2,161	$2,907

*The Company recorded significant forfeitures during 2014 and 2015 related to unvested options of terminated employees and performance-based restricted shares forfeited as a result of the failure to achieve certain associated milestones required for vesting.

Taxes

A portion of the Company’s granted options are intended to qualify as incentive stock options (“ISO”) for income tax purposes.  As such, a tax benefit is not recorded at the time the compensation cost related to the options is recorded for book purposes due to the fact that an ISO does not ordinarily result in a tax benefit unless there is a disqualifying disposition.  Stock option grants of non-qualified options result in the creation of a deferred tax asset, which is a temporary difference, until the time that the option is exercised.  Any excess tax benefits from non-qualified stock option exercises are not recorded until the tax deduction reduces income tax payable.